Revenue - Summary of Revenue, After Sales and Eliminations Between Related Parties Resulting from Consolidation (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
From the sale of goods associated to CEMEX's main activities	[1]	$ 15,732	$ 16,103	$ 14,293
From maritime trade and the sale of other goods and services	[2]	468	451	413
Total		$ 16,200	$ 16,554	$ 14,706

[1]	During the reported periods, revenues recognized over time under construction contracts were not significant.
[2]	Refers mainly to revenues generated by subsidiaries not individually significant operating in different lines of business.